Note 14 - Related Party Transactions (Detail) (USD $)	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended			12 Months Ended							0 Months Ended	3 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended				12 Months Ended
	Oct. 14, 2011	Aug. 04, 2011	Feb. 23, 2011	Dec. 16, 2010	Dec. 31, 2010	Oct. 31, 2010	Jul. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Nov. 03, 2010	Sep. 02, 2010	Aug. 18, 2010	May 14, 2010	Mar. 31, 2010	Jun. 12, 2012 SG Phoenix LLC [Member]	Jun. 30, 2012 SG Phoenix LLC [Member]	Jun. 30, 2011 SG Phoenix LLC [Member]	Mar. 31, 2012 SG Phoenix LLC [Member]	Dec. 16, 2010 SG Phoenix LLC [Member]	Mar. 31, 2011 Phoenix [Member] Series D Preferred Stock [Member]	Mar. 31, 2011 Phoenix [Member] Common Stock Shares [Member]	Dec. 16, 2010 Phoenix [Member]	Mar. 31, 2011 Phoenix [Member]	Mar. 31, 2011 Phoenix Enterprises Family Fund [Member] Series D Preferred Stock [Member]	Mar. 31, 2011 Phoenix Enterprises Family Fund [Member] Common Stock Shares [Member]	Dec. 16, 2010 Phoenix Enterprises Family Fund [Member]	Feb. 23, 2011 Phoenix Enterprises Family Fund [Member]	Mar. 31, 2011 JAG Multi Investments LLC [Member] Series D Preferred Stock [Member]	Mar. 31, 2011 JAG Multi Investments LLC [Member] Common Stock Shares [Member]	Dec. 16, 2010 JAG Multi Investments LLC [Member]	Mar. 31, 2011 JAG Multi Investments LLC [Member]	Mar. 31, 2011 Philip Sassower [Member] Series D Preferred Stock [Member]	Mar. 31, 2011 Philip Sassower [Member] Common Stock Shares [Member]	Dec. 16, 2010 Philip Sassower [Member]	Mar. 31, 2011 Philip Sassower [Member]	Oct. 14, 2011 Philip Sassower [Member]	Feb. 23, 2011 Brian Usher-Jones [Member]	Oct. 14, 2011 Kent Misemer Revocable Trust [Member]	Jun. 12, 2012 Each Director [Member]	Jun. 30, 2012 Each Director [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Mar. 31, 2011 Phoenix Enterprises Family Fund [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,250		62,500	73,594				429,581			429,581			21,429		3,750						6,250								5,122										6,250
Exercise Price (in Dollars per Item)	16.00		16.00	16.00									16.00		28.00	44.00														16.00										16.00
Fair Value of Warrant (in Dollars)										$ 137,000		$ 137,000	$ 514,000				$ 3,333,000
Related Party Transaction, Expenses from Transactions with Related Party (in Dollars)												137,000						150,000																								10,000
Related Party Transaction, Amounts of Transaction (in Dollars)	100,000			100,000
Conversion of Stock, Amount Converted (in Dollars)												9,328,000													1,940,000				718,000				1,018,000				1,000,000
Interest Expense (in Dollars)								62,000	34,000		221,000	3,735,000														112,000								91,000				90,000									64,000
Stock Issued During Period, Shares, New Issues	2,320,000		1,000,000	9,498,366	170,866	9,133	7,924																37,760	2,533			15,136	1,651			21,464	2,342			21,095	2,301
Stock Purchased By Related Party	500,000																													81,750									500,000	100,000	175,000
Stock Purchased by Related Party Value (in Dollars)	175,000																													81,000										100,000	175,000
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance		150,000
Fair Value of Stock Issued to Related Party (in Dollars)		150,000
Share-based Compensation (in Dollars)								186,000	202,000	466,000	790,000	1,055,000								15,000	150,000
Proceeds from Issuance of Private Placement (in Dollars)	2,182,000		1,000,000	1,178,000
Related Party Transaction, Purchases from Related Party (in Dollars)								176,000	63,000		503,000
Equity, Fair Value Disclosure		150,000							60,000
Preferred Stock, Shares Issued (in Shares)	2,320,000																																											14,902,000	14,334,000	10,692,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party																			$ 37,500																								$ 15,000